SEGMENT REPORTING	6 Months Ended
Dec. 31, 2024
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 25. SEGMENT REPORTING

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products. Based on management’s assessment, the Company has determined that it has four operating segments: automation product and software, equipment and accessories, oilfield environmental protection and platform outsourcing services.

The following tables present summary information by segment for the six months ended December 31, 2023 and 2024, respectively:

	For the six months ended December 31,
	2023	2024	2024
	RMB	RMB	US Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
Automation product and software	¥17,552,892	¥20,923,759	$2,866,543
Equipment, accessories and others	17,867,404	15,684,480	2,148,765
Oilfield environmental protection	8,053,696	2,721,894	372,898
Platform Outsourcing Services	1,782,680	2,739,137	375,260
Total revenue	¥45,256,672	¥42,069,270	$5,763,466

	For the six months ended December 31, 2024
	Automation	Equipment,	Oilfield	Platform
	product and	accessories	environmental	outsourcing	Chemical
	software	and others	protection	services	recycle	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	¥20,923,759	¥15,684,480	¥2,721,894	¥2,739,137	¥—	¥42,069,270
Cost of revenue and related tax	12,381,024	11,151,894	4,852,390	329,160	—	28,714,468
Gross profit	¥8,542,735	¥4,532,586	¥(2,130,496)	¥2,409,977	¥—	¥13,354,802
Depreciation and amortization	¥255,103	¥440,240	¥1,028,723	¥—	¥150,003	¥1,874,069
Capital expenditures	¥27,300	¥557,106	¥—	¥—	¥—	¥584,406
Timing of revenue recognition:				—
Goods transferred at a point in time	17,064,210	15,684,480	2,721,894	2,139,137	—	37,609,721
Services rendered over time	3,859,549	—	—	600,000	—	4,459,549
Total revenue	¥20,923,759	¥15,684,480	¥2,721,894	¥2,739,137	¥—	¥42,069,270

	For the six months ended December 31, 2023
	Automation	Equipment,	Oilfield	Platform
	product and	accessories	environmental	outsourcing
	software	and others	protection	services	Total
	RMB	RMB	RMB	RMB	RMB
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Revenue	¥17,552,892	¥17,867,404	¥8,053,696	¥1,782,680	¥45,256,672
Cost of revenue and related tax	14,040,976	12,778,042	6,020,271	311,641	33,150,930
Gross profit	¥3,511,916	¥5,089,362	¥2,033,425	¥1,471,039	¥12,105,742
Depreciation and amortization	¥253,397	¥143,927	¥1,029,646	¥—	¥1,426,970
Capital expenditures	¥83,253	¥116,191	¥—	¥—	¥199,444
Timing of revenue recognition
Goods transferred at a point in time	14,368,994	17,867,404	8,053,696	166,899	40,456,993
Services rendered over time	3,183,898	—	—	1,615,781	4,799,679
Total revenue	¥17,552,892	¥17,867,404	¥8,053,696	¥1,782,680	¥45,256,672

	June 30,	December 31,	December 31,
	2024	2024	2024
		RMB	US Dollars
	RMB	(Unaudited)	(Unaudited)
Total assets:
Automation product and software	¥132,194,082	¥133,099,628	$18,234,574
Equipment, accessories and others	145,316,223	137,069,712	18,778,474
Oilfield environmental protection	78,023,782	76,766,728	10,516,999
Platform outsourcing services	61,931,606	61,196,037	8,383,823
Chemical recycling	134,923,821	133,581,927	18,300,647
Total assets	¥552,389,514	¥541,714,032	$74,214,517